UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05357

DWS Blue Chip Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  10/31

Date of reporting period:  *7/1/10-6/30/11

* DWS Blue Chip Fund, a series of DWS Blue Chip Fund was reorganized into DWS Blue Chip Fund, a series of DWS Investment Trust on 2/1/2011.  The fund’s Form N-PX will be filed on 8/30/11. (CIK:  0000088064) (Filing no. 811-00043).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05357
Reporting Period: 07/01/2010 - 06/30/2011
DWS Blue Chip Fund

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Blue Chip Fund

By (Signature and Title)  /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/18/11